Real Estate Debt Investments (Details) (USD $)	3 Months Ended	10 Months Ended	12 Months Ended															3 Months Ended	12 Months Ended					12 Months Ended				12 Months Ended				3 Months Ended	12 Months Ended					12 Months Ended				12 Months Ended						12 Months Ended						12 Months Ended			3 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended						4 Months Ended			1 Months Ended	3 Months Ended	1 Months Ended						12 Months Ended			12 Months Ended
	Mar. 31, 2014 loan	Nov. 01, 2013 loan	Dec. 31, 2013 loan	Dec. 31, 2012 loan	Dec. 31, 2011 loan	Dec. 31, 2010	Mar. 31, 2014 Securitization Bonds Payable	Dec. 31, 2013 Securitization Bonds Payable	Dec. 31, 2012 Securitization Bonds Payable	Mar. 31, 2014 Credit Facility	Dec. 31, 2013 Credit Facility	Dec. 31, 2012 Credit Facility	Dec. 31, 2012 Notes and Loans Payable [Member]	Mar. 31, 2014 Loans loan	Dec. 31, 2013 Loans loan	Dec. 31, 2013 LIBOR	Dec. 31, 2012 LIBOR	Mar. 31, 2014 Weighted Average	Dec. 31, 2013 Weighted Average	Dec. 31, 2012 Weighted Average	Dec. 31, 2013 Weighted Average LIBOR	Dec. 31, 2012 Weighted Average LIBOR	Mar. 31, 2014 Weighted Average LIBOR	Dec. 31, 2013 First mortgage loans loan	Dec. 31, 2012 First mortgage loans loan	Mar. 31, 2014 First mortgage loans	Dec. 31, 2013 First mortgage loans Loans	Dec. 31, 2013 First mortgage loans Weighted Average	Dec. 31, 2012 First mortgage loans Weighted Average	Dec. 31, 2013 First mortgage loans Weighted Average LIBOR	Dec. 31, 2012 First mortgage loans Weighted Average LIBOR	Mar. 31, 2014 First mortgage loans Weighted Average Prime loan	Dec. 31, 2013 First mortgage loans Weighted Average Prime loan	Dec. 31, 2012 First mortgage loans Weighted Average Prime loan	Dec. 31, 2013 Mezzanine loans loan	Dec. 31, 2012 Mezzanine loans loan	Mar. 31, 2014 Mezzanine loans	Dec. 31, 2013 Mezzanine loans Weighted Average	Dec. 31, 2012 Mezzanine loans Weighted Average	Dec. 31, 2013 Mezzanine loans Weighted Average LIBOR	Dec. 31, 2012 Mezzanine loans Weighted Average LIBOR	Dec. 31, 2013 Subordinate interests loan	Dec. 31, 2012 Subordinate interests loan	Dec. 31, 2013 Subordinate interests Weighted Average	Dec. 31, 2012 Subordinate interests Weighted Average	Dec. 31, 2013 Subordinate interests Weighted Average LIBOR	Dec. 31, 2012 Subordinate interests Weighted Average LIBOR	Dec. 31, 2013 Term loans loan	Dec. 31, 2012 Term loans loan	Dec. 31, 2013 Term loans Weighted Average	Dec. 31, 2012 Term loans Weighted Average	Dec. 31, 2013 Term loans Weighted Average LIBOR	Dec. 31, 2012 Term loans Weighted Average LIBOR	Dec. 31, 2013 Subordinate Mortgage Interests loan	Dec. 31, 2012 Credit Tenant Loans and Other Notes [Member] loan	Dec. 31, 2012 Credit Tenant Loans and Other Notes [Member] Weighted Average	Mar. 31, 2014 RXR Realty loan	Dec. 31, 2013 RXR Realty	Mar. 31, 2014 Consolidated Entity Excluding Variable Interest Entities (VIE) loan	Dec. 31, 2013 Consolidated Entity Excluding Variable Interest Entities (VIE) loan	Mar. 31, 2014 Consolidated Entity Excluding Variable Interest Entities (VIE) LIBOR	Dec. 31, 2013 Consolidated Entity Excluding Variable Interest Entities (VIE) LIBOR	Mar. 31, 2014 Consolidated Entity Excluding Variable Interest Entities (VIE) Weighted Average	Dec. 31, 2013 Consolidated Entity Excluding Variable Interest Entities (VIE) Weighted Average	Mar. 31, 2014 Consolidated Entity Excluding Variable Interest Entities (VIE) Weighted Average LIBOR	Dec. 31, 2013 Consolidated Entity Excluding Variable Interest Entities (VIE) Weighted Average LIBOR	Mar. 31, 2014 Consolidated Entity Excluding Variable Interest Entities (VIE) First mortgage loans loan	Dec. 31, 2013 Consolidated Entity Excluding Variable Interest Entities (VIE) First mortgage loans loan	Mar. 31, 2014 Consolidated Entity Excluding Variable Interest Entities (VIE) First mortgage loans Weighted Average	Dec. 31, 2013 Consolidated Entity Excluding Variable Interest Entities (VIE) First mortgage loans Weighted Average	Mar. 31, 2014 Consolidated Entity Excluding Variable Interest Entities (VIE) First mortgage loans Weighted Average LIBOR	Dec. 31, 2013 Consolidated Entity Excluding Variable Interest Entities (VIE) First mortgage loans Weighted Average LIBOR	Mar. 31, 2014 Consolidated Entity Excluding Variable Interest Entities (VIE) Mezzanine loans loan	Dec. 31, 2013 Consolidated Entity Excluding Variable Interest Entities (VIE) Mezzanine loans loan	Mar. 31, 2014 Consolidated Entity Excluding Variable Interest Entities (VIE) Mezzanine loans Weighted Average	Dec. 31, 2013 Consolidated Entity Excluding Variable Interest Entities (VIE) Mezzanine loans Weighted Average	Mar. 31, 2014 Consolidated Entity Excluding Variable Interest Entities (VIE) Mezzanine loans Weighted Average LIBOR	Dec. 31, 2013 Consolidated Entity Excluding Variable Interest Entities (VIE) Mezzanine loans Weighted Average LIBOR	Mar. 31, 2014 Consolidated Entity Excluding Variable Interest Entities (VIE) Subordinate interests loan	Dec. 31, 2013 Consolidated Entity Excluding Variable Interest Entities (VIE) Subordinate interests loan	Mar. 31, 2014 Consolidated Entity Excluding Variable Interest Entities (VIE) Subordinate interests Weighted Average	Dec. 31, 2013 Consolidated Entity Excluding Variable Interest Entities (VIE) Subordinate interests Weighted Average	Mar. 31, 2014 Consolidated Entity Excluding Variable Interest Entities (VIE) Subordinate interests Weighted Average LIBOR	Dec. 31, 2013 Consolidated Entity Excluding Variable Interest Entities (VIE) Subordinate interests Weighted Average LIBOR	Mar. 31, 2014 Consolidated Entity Excluding Variable Interest Entities (VIE) Term loans loan	Dec. 31, 2013 Consolidated Entity Excluding Variable Interest Entities (VIE) Term loans loan	Mar. 31, 2014 Consolidated Entity Excluding Variable Interest Entities (VIE) Term loans Weighted Average	Dec. 31, 2013 Consolidated Entity Excluding Variable Interest Entities (VIE) Term loans Weighted Average	Mar. 31, 2014 Consolidated VIEs loan	Dec. 31, 2013 Consolidated VIEs loan	Dec. 31, 2012 Consolidated VIEs	Mar. 31, 2014 Consolidated VIEs Weighted Average	Dec. 31, 2013 Consolidated VIEs Weighted Average	Mar. 31, 2014 Consolidated VIEs Weighted Average LIBOR	Dec. 31, 2013 Consolidated VIEs Weighted Average LIBOR	Mar. 31, 2014 Consolidated VIEs First mortgage loans loan	Dec. 31, 2013 Consolidated VIEs First mortgage loans loan	Dec. 31, 2013 Consolidated VIEs First mortgage loans Weighted Average	Mar. 31, 2014 Consolidated VIEs First mortgage loans Weighted Average	Mar. 31, 2014 Consolidated VIEs First mortgage loans Weighted Average LIBOR	Dec. 31, 2013 Consolidated VIEs First mortgage loans Weighted Average LIBOR	Mar. 31, 2014 Consolidated VIEs Mezzanine loans loan	Dec. 31, 2013 Consolidated VIEs Mezzanine loans loan	Mar. 31, 2014 Consolidated VIEs Mezzanine loans Weighted Average	Dec. 31, 2013 Consolidated VIEs Mezzanine loans Weighted Average	Dec. 31, 2013 Consolidated VIEs Mezzanine loans Weighted Average LIBOR	Mar. 31, 2014 Consolidated VIEs Subordinate interests loan	Mar. 31, 2014 Consolidated VIEs Subordinate interests Weighted Average	Mar. 31, 2014 Consolidated VIEs Subordinate interests Weighted Average LIBOR	Mar. 31, 2014 Consolidated VIEs Term loans loan	Dec. 31, 2013 Consolidated VIEs Term loans loan	Mar. 31, 2014 Consolidated VIEs Term loans Weighted Average	Dec. 31, 2013 Consolidated VIEs Term loans Weighted Average	Dec. 31, 2013 Subordinate Mortgage Interests loan	Dec. 31, 2013 Subordinate Mortgage Interests Weighted Average	Dec. 31, 2013 Subordinate Mortgage Interests Weighted Average LIBOR	Mar. 31, 2014 Preferred Equity Security Consolidated Entity Excluding Variable Interest Entities (VIE) Subordinate interests	Dec. 31, 2013 Preferred Equity Security Consolidated Entity Excluding Variable Interest Entities (VIE) Subordinate interests	Apr. 29, 2014 Subsequent events loan	Dec. 31, 2013 RXR Realty Term loans	Dec. 31, 2013 RXR Realty Subordinate Mortgage Interests	Apr. 30, 2013 Milford Plaza hotel room	Sep. 30, 2013 Milford Plaza hotel	Apr. 30, 2013 NorthStar Income I Milford Plaza hotel	Dec. 31, 2013 Non-Performing Loans	Dec. 31, 2012 Non-Performing Loans	Mar. 31, 2014 Non-Performing Loans First mortgage loans	Dec. 31, 2013 Non-Performing Loans First mortgage loans loan	Dec. 31, 2012 Non-Performing Loans First mortgage loans	Dec. 31, 2012 Unlikely to be Collected Financing Receivable [Member] loan	Dec. 31, 2013 Unlikely to be Collected Financing Receivable [Member] First mortgage loans	Dec. 31, 2012 Unlikely to be Collected Financing Receivable [Member] First mortgage loans	Dec. 31, 2012 Non-Performing Loans Unlikely to be Collected Financing Receivable [Member] loan
CRE debt investments
Number	49		45	152																				17	74								1	1	7	18						8	7					11	10					9	43				37	33							17	15					8	6					8	8					4	4			12	12						3	3					1	1				1			7	7			1																7			1
Principal Amount	$ 1,202,908,000		$ 1,085,280,000	$ 2,371,464,000																				$ 109,100,000	$ 1,578,872,000	$ 101,600,000	$ 476,168,000					$ 7,200,000	$ 7,400,000	$ 7,500,000	$ 120,215,000	$ 440,941,000						$ 246,652,000	$ 121,473,000					$ 234,472,000	$ 105,718,000					$ 254,425,000	$ 124,460,000				$ 1,146,353,000	$ 1,027,960,000							$ 502,567,000	$ 441,750,000					$ 163,798,000	$ 109,215,000					$ 248,124,000	$ 246,652,000					$ 231,864,000	$ 230,343,000			$ 56,555,000	$ 57,320,000						$ 34,235,000	$ 34,418,000					$ 11,000,000	$ 11,000,000				$ 7,444,000			$ 3,876,000	$ 4,129,000			$ 7,773,000			$ 100,900,000	$ 100,000,000		$ 150,000,000	$ 100,000,000
Carrying Value	1,158,058,000		1,031,078,000	1,832,231,000	1,710,582,000	1,840,425,000																		428,633,000	1,205,313,000										118,081,000	333,064,000						253,113,000	96,357,000					223,478,000	79,404,000					260,886,000	118,093,000				1,114,516,000	986,780,000							468,652,000	407,202,000					159,473,000	107,116,000					254,562,000	253,113,000					231,829,000	219,349,000			43,542,000	44,298,000	1,478,503,000					21,248,000	21,431,000					10,974,000	10,965,000				7,444,000			3,876,000	4,129,000			7,773,000											0	6,877,000		0	6,877,000	162,500,000
Mortgage Loans on Real Estate, Number of Loans Acquired With Deteriorated Credit Quality																																																																																																																																		1
Allocation by Investment Type (as a percent)	100.00%		100.00%	100.00%																				40.70%	66.60%										10.10%	18.60%						22.70%	5.10%					21.10%	4.50%						5.20%				95.30%	94.60%							41.80%	40.70%					13.60%	10.10%					20.60%	22.70%					19.30%	21.10%			4.70%	5.40%						2.90%	3.20%					0.90%	1.00%				0.60%			0.30%	0.40%			0.80%
Fixed Rate (as a percent)																		12.49%	12.21%	6.26%								10.98%	4.29%									13.96%	4.34%					12.41%	6.40%					12.45%	10.86%					6.58%							12.62%	12.36%					13.20%	10.98%					13.44%	13.96%					12.41%	12.41%					12.44%	12.45%				7.72%	7.71%					0.00%						8.00%	8.00%							6.93%	6.95%		0.00%
Spread over floating interest rate (as a percent)																					7.68%	3.05%	8.25%							6.59%	3.25%									12.09%	1.61%					12.33%	3.97%					0.00%	3.50%												8.62%	8.04%					6.60%	6.59%					13.47%	12.09%					12.33%	12.33%										3.08%	3.05%					2.23%	2.22%					0.00%			7.00%							6.75%
Yield (as a percent)																		11.73%	11.31%	5.68%								9.90%	6.10%									12.97%	2.68%					12.77%	5.85%					12.96%	11.94%					7.39%							11.97%	11.58%					10.63%	9.90%					13.70%	12.97%					12.76%	12.77%					12.94%	12.96%				5.75%	5.70%					3.68%	3.70%					8.33%	8.33%			7.15%				6.93%	6.95%		6.92%
Floating Rate as % of Principal Amount	54.10%		54.90%	78.20%																				90.20%	94.50%										74.20%	59.90%						33.30%	75.70%					0.00%	4.80%										53.10%	53.80%							80.70%	90.20%					80.00%	74.20%					33.10%	33.30%									73.70%	73.60%						100.00%	100.00%						0.00%				100.00%							100.00%
Number of loans originated (loans)		15																														1																									1
Mortgage Loans on Real Estate, Number of Loans Acquired		3
ERROR in label resolution.																																																									25,000,000	25,000,000
ERROR in label resolution.							134,300,000	133,400,000	145,600,000	101,600,000	109,100,000	51,200,000	1,478,500,000
Mortgage Loans On Real Estate Line of Credit Facility Amount Outstanding																																																									14,500,000	3,500,000
Cash requirement on future fundings	11,100,000		8,100,000
Mortgage Loans On Real Estate Number Of Loans Non Accrual Status			0
Carrying value of loans where interest income is recognized based on current rate	3,200,000		5,100,000	106,400,000
Number of loans excluded from weighted average calculations (loans)														3	3
Face amount of mortgages excluded from weighted average calculations														35,200,000	37,000,000
Principal amount of the Company's CRE debt investments having weighted average LIBOR floor																426,100,000	315,800,000																																												483,000,000	426,100,000
LIBOR floor (as a percent)																					0.99%	2.59%																																											0.90%	0.99%
Number of loans originated (loans)																																																																																																																							6
Principal amount of loans originated and acquired, including interests owned through joint ventures		472,800,000																																																																																																																					176,200,000			165,700,000		89,300,000
Mortgage Loans on Real Estate New Mortgage Loans with Related Party																																																																																																																										255,000,000
Percentage of equity interest (percent)																																																										30.00%																																																																35.00%
Number of Rooms																																																																																																																										1,331
ERROR in label resolution.																																																																																																																											57,100,000
Debt Instrument Subordinate Mortgage Interest Retained in Real Estate Debt Investments Contributed																																																																																																																											46,900,000
Mortgage Loans on Real Estate, Number of Loans Sold			5	3	11
Mortgage Loans on Real Estate, Net Realized Gain (Loss) on Loans Sold				1,000,000	84,300,000
Financing Receivable, Acquired with Deteriorated Credit Quality, Number of Loans				1																																																																																																																												1
Financing Receivable, Acquired with Deteriorated Credit Quality	$ 1,783,000		$ 3,668,000	$ 264,823,000																				$ 1,783,000	$ 85,887,000	$ 1,783,000										$ 157,178,000	$ 0												$ 21,758,000																																																																														$ 6,200,000	$ 6,400,000			$ 6,400,000	$ 13,800,000